32 Operating Costs and Expenses (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating costs and expenses [line items]
Construction cost	R$ 1,091,396	R$ 1,052,208	R$ 1,003,881
Materials And Supplies [Member]
Disclosure of operating costs and expenses [line items]
Construction cost	548,336	507,899	387,278
Third-Party Services [Member]
Disclosure of operating costs and expenses [line items]
Construction cost	395,607	400,680	437,788
Personnel [Member]
Disclosure of operating costs and expenses [line items]
Construction cost	125,777	124,469	143,266
Others [Member]
Disclosure of operating costs and expenses [line items]
Construction cost	R$ 21,676	R$ 19,160	R$ 35,549